Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table for 2023

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-PEO NEOs 3	Average Compensation Actually Paid to Non-PEO NEOs 4	Value of Initial Fixed $100 Investment Based On:		Net Income ($000s) 7	Total Loan Growth (Booked and Sold) ($000s) 8
					Total Shareholder Return 5	Peer Group Total Shareholder Return 6
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$1,006,128	$943,602	$491,659	$458,036	$120.76	$147.41	$42,964	$2,864,470
2022	$923,664	$907,484	$399,139	$452,353	$139.06	$135.13	$39,427	$2,518,838
2021	$848,889	$891,036	$439,964	$457,744	$150.38	$162.92	$40,546	$1,973,210
2020	$759,105	$725,146	$455,462	$401,241	$105.59	$119.83	$32,192	$2,039,475

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dennis G. Shaffer, President and Chief Executive Officer of the Corporation, for each corresponding year in the “Total” column of the Summary Compensation Table on page 27.

2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Shaffer, as computed in accordance with Item 402(v) of
Regulation S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shaffer during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation S-K,
the following adjustments were made to Mr. Shaffer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2023	$1,006,128	$(179,716)	$133,258	$(67,068)	$51,000	$943,602
2022	$923,664	$(94,437)	$73,695	$(39,696)	$44,258	$907,484
2021	$848,889	$(114,401)	$166,561	$(50,953)	$40,940	$891,036
2020	$759,105	$(69,648)	$43,802	$(43,774)	$35,661	$725,146

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$151,669	$(16,272)	-	$(2,139)	-	-	$133,258
2022	$84,805	$(12,119)	-	$1,009	-	-	$73,695
2021	$145,619	$20,507	-	$435	-	-	$166,561
2020	$57,428	$(13,755)	-	$129	-	-	$43,802

(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Shaffer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

YEAR	SERVICE COST	PRIOR SERVICE COST	TOTAL PENSION BENEFIT ADJUSTMENTS
2023	$67,068	$(16,068)	$51,000
2022	$39,696	$4,562	$44,258
2021	$50,953	$(10,013)	$40,940
2020	$43,774	$(8,113)	$35,661

3
The dollar amounts reported in column (d) represent the average of the amounts reported for the Corporation’s NEOs as a group (excluding Mr. Shaffer, who has served as our President and Chief Executive Officer since 2017) in the “Total” column of the Summary Compensation Table in each applicable year. The same four NEOs (excluding Mr. Shaffer) were included for purposes of calculating the average amounts in each of 2023, 2022, 2021 and 2020 and included the following: Richard J. Dutton, Charles A. Parcher, Todd A. Michel and Paul J. Stark.

4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shaffer), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shaffer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shaffer) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non- PEO NEOs
2023	$491,659	$(61,519)	$41,246	$(57,942)	$44,592	$458,036
2022	$399,139	$(41,814)	$30,216	$18,655	$46,158	$452,353
2021	$439,964	$(33,233)	$59,295	$(48,784)	$40,502	$457,744
2020	$455,462	$(30,381)	$12,135	$(80,107)	$44,132	$401,241

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$53,163	$(6,123)	-	$(5,794)	-	-	$41,246
2022	$37,549	$(3,900)	-	$(3,433)	-	-	$30,216
2021	$42,297	$9,170	-	$7,828	-	-	$59,295
2020	$25,050	$(6,763)	-	$(6,153)	-	-	$12,135

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2023	$57,942	$(13,350)	$44,592
2022	$46,019	$139	$46,158
2021	$48,673	$(8,172)	$40,502
2020	$50,127	$(5,996)	$44,132

5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P U.S. BMI Banks Index.

7	The dollar amounts reported represent the amount of net income reflected in the Corporation’s audited financial statements for the applicable year.

8
While the Corporation uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Corporation’s compensation programs, the Corporation has determined that Total Loan Growth, defined as total loans booked and sold, is the financial performance measure that, in the Corporation’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Corporation to link compensation actually paid to the Corporation’s NEOs, for the most recently completed fiscal year, to Corporation performance.

Company Selected Measure Name	Total Loan Growth
Named Executive Officers, Footnote	The same four NEOs (excluding Mr. Shaffer) were included for purposes of calculating the average amounts in each of 2023, 2022, 2021 and 2020 and included the following: Richard J. Dutton, Charles A. Parcher, Todd A. Michel and Paul J. Stark.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P U.S. BMI Banks Index.
PEO Total Compensation Amount	$ 1,006,128	$ 923,664	$ 848,889	$ 759,105
PEO Actually Paid Compensation Amount	$ 943,602	907,484	891,036	725,146
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Shaffer, as computed in accordance with Item 402(v) of
Regulation S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shaffer during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation S-K,
the following adjustments were made to Mr. Shaffer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2023	$1,006,128	$(179,716)	$133,258	$(67,068)	$51,000	$943,602
2022	$923,664	$(94,437)	$73,695	$(39,696)	$44,258	$907,484
2021	$848,889	$(114,401)	$166,561	$(50,953)	$40,940	$891,036
2020	$759,105	$(69,648)	$43,802	$(43,774)	$35,661	$725,146

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$151,669	$(16,272)	-	$(2,139)	-	-	$133,258
2022	$84,805	$(12,119)	-	$1,009	-	-	$73,695
2021	$145,619	$20,507	-	$435	-	-	$166,561
2020	$57,428	$(13,755)	-	$129	-	-	$43,802

(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Shaffer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

YEAR	SERVICE COST	PRIOR SERVICE COST	TOTAL PENSION BENEFIT ADJUSTMENTS
2023	$67,068	$(16,068)	$51,000
2022	$39,696	$4,562	$44,258
2021	$50,953	$(10,013)	$40,940
2020	$43,774	$(8,113)	$35,661

Non-PEO NEO Average Total Compensation Amount	$ 491,659	399,139	439,964	455,462
Non-PEO NEO Average Compensation Actually Paid Amount	$ 458,036	452,353	457,744	401,241
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shaffer), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shaffer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shaffer) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non- PEO NEOs
2023	$491,659	$(61,519)	$41,246	$(57,942)	$44,592	$458,036
2022	$399,139	$(41,814)	$30,216	$18,655	$46,158	$452,353
2021	$439,964	$(33,233)	$59,295	$(48,784)	$40,502	$457,744
2020	$455,462	$(30,381)	$12,135	$(80,107)	$44,132	$401,241

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$53,163	$(6,123)	-	$(5,794)	-	-	$41,246
2022	$37,549	$(3,900)	-	$(3,433)	-	-	$30,216
2021	$42,297	$9,170	-	$7,828	-	-	$59,295
2020	$25,050	$(6,763)	-	$(6,153)	-	-	$12,135

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2023	$57,942	$(13,350)	$44,592
2022	$46,019	$139	$46,158
2021	$48,673	$(8,172)	$40,502
2020	$50,127	$(5,996)	$44,132

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) is generally aligned with the Corporation’s cumulative TSR over the four years presented in the “Pay Versus Performance Table for 2023,” with the exception of 2023. The general alignment of compensation actually paid with the Corporation’s cumulative TSR over the period is largely due to the fact that a material portion of the compensation actually paid to Mr. Shaffer and to the other NEOs is comprised of annual incentive bonuses, of which a significant portion is payable in the form of restricted common shares of the Corporation. In addition, the Corporation’s TSR is one of the two performance measures (along with ROAE) used by the Compensation Committee for the calculation of the equity portion of annual bonuses under the 2014 Incentive Plan. The lack of correlation between compensation actually paid and the Corporation’s cumulative TSR for 2023 can be attributed to the fact that, although the Corporation’s TSR performance did not meet the threshold established by the Compensation Committee with respect to TSR for the equity bonus measure, the Compensation Committee nonetheless awarded a portion of the equity bonuses to Mr. Shaffer and the Corporation’s other NEOs based on the ROAE performance measure, as further discussed under the heading “EXECUTIVE COMPENSATION - Compensation Discussion and Analysis – Bonus/Incentive Compensation” beginning on page 22 of this Proxy Statement.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) is generally aligned with the Corporation’s Net Income over the four years presented in the “Pay Versus Performance Table for 2023”. The alignment of compensation actually paid with the Corporation’s Net Income over the period is due, in part, to the fact that Net Income is one of the specific performance measures used to calculate the cash portion of the annual bonuses awarded to the NEOs. Specifically, net income accounted for 25% of the potential cash portion of the annual bonuses for 2023.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Total Loans (Booked and Sold)
The Corporation believes that the Corporation’s Total Loans (Booked and Sold) is an important performance measure, along with TSR and Net Income, to use to link compensation actually paid to the Corporation’s NEOs to the Corporation’s performance. As a financial institution, the Corporation’s performance, and Net Income, is impacted significantly by the volume of loans originated (and either booked or sold) by the Corporation. The following graph compares the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) with the Corporation’s Total Loans (Booked and Sold) over the four years presented in the “Pay Versus Performance Table for 2023”. As demonstrated by the table, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) increased from 2020 to 2021, notwithstanding the fact that the Corporation’s Total Loans (Booked and Sold) declined slightly from 2020 to 2021. Conversely, from 2021 to 2022, the compensation amounts remained basically flat, notwithstanding the fact that the Corporation’s Total Loans (Booked and Sold) increased significantly from 2021 to 2022. From 2022 to 2023, the compensation amounts increased slightly while the Corporation’s Total Loans (Booked and Sold) increased more significantly. While, overall, the amount of compensation actually paid to Mr. Shaffer and the average amount of compensation actually paid to the Corporation’s NEOs as a group (excluding Mr. Shaffer) has generally aligned with the Corporation’s Total Loans (Booked and Sold), they have not been directly correlated in all periods. The lack of correlation during the four-year period can be attributed to the fact that Total Loans (Booked and Sold) comprised only one of several performance measures used to calculate the cash and equity incentive bonuses for the NEOs. Additionally, for 2022, the lack of correlation between the compensation amounts and Total Loans (Booked and Sold) can be attributed, in part, to the Corporation’s acquisition of Comunibanc Corp. and The Henry County Bank on July 1, 2022 and the acquisition of Vision Financial Group, Inc. on October 3, 2022, as these acquisitions resulted in the addition of approximately $235 million to the Corporation’s Total Loans (Booked and Sold) in 2022.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Corporation and Cumulative TSR of the S&P U.S. BMI Banks Index
As demonstrated by the following graph, the Corporation’s cumulative TSR over the four year period presented in the table was 92%, while the cumulative TSR of the S&P U.S. BMI Banks Index (“Index”) presented for this purpose, was 103% over the four (4) years presented in the table. While the Corporation’s cumulative TSR consistently tracked the performance of the Index, the Corporation’s cumulative TSR outperformed the Index only in 2022. For more information regarding the Corporation’s performance and the companies that the Compensation Committee considers when determining compensation, see “EXECUTIVE COMPENSATION - Compensation Discussion and Analysis” beginning on page 19 of this Proxy Statement.
CORPORATION TSR vs. S&P U.S. BMI BANKS INDEX TSR

Tabular List, Table
Financial Performance Measures
As further described under the heading “EXECUTIVE COMPENSATION - Compensation Discussion and Analysis” beginning on page 19 of this Proxy Statement, the Corporation’s executive compensation program includes variable components in the form of annual cash and equity incentive awards pursuant to which a significant portion of executive officers’ compensation is tied to the performance of the Corporation. The metrics that the Corporation uses for our cash and equity incentive bonus awards are selected based on an objective of incentivizing our NEOs to increase value to shareholders. The most important financial performance measures used by the Corporation to link executive compensation actually paid to the Corporation’s NEOs, for the most recently completed fiscal year, to the Corporation’s performance are as follows:
Performance Measures for Cash Compensation
:
●	Net Income
●	Efficiency Ratio
●	End of Year Core Deposits
●	Total Loans (Booked and Sold)

Performance Measures for Equity Compensation
:
●	Relative TSR (as compared to a three (3) year average of peer group)
●	ROAE

Total Shareholder Return Amount	$ 120.76	139.06	150.38	105.59
Peer Group Total Shareholder Return Amount	147.41	135.13	162.92	119.83
Net Income (Loss)	$ 42,964,000	$ 39,427,000	$ 40,546,000	$ 32,192,000
Company Selected Measure Amount	2,864,470,000	2,518,838,000	1,973,210,000	2,039,475,000
PEO Name	Mr. Dennis G. Shaffer
Net income as Percentage of Potential Annual Cash Bonus	25.00%
Company's Total Loan	$ 235,000,000
Cumulative of Total Shareholder Percentage	92.00%
Cumulative Percentage of Peer Group Total Shareholder	103.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	End of Year Core Deposits
Measure:: 4
Pay vs Performance Disclosure
Name	Total Loans (Booked and Sold)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR (as compared to a three (3) year average of peer group)
Measure:: 6
Pay vs Performance Disclosure
Name	ROAE
PEO | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (179,716)	$ (94,437)	$ (114,401)	$ (69,648)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,258	73,695	166,561	43,802
PEO | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,068)	(39,696)	(50,953)	(43,774)
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,000	44,258	40,940	35,661
PEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,068	39,696	50,953	43,774
PEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,068)	4,562	(10,013)	(8,113)
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,669	84,805	145,619	57,428
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,272)	(12,119)	20,507	(13,755)
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,139)	1,009	435	129
Non-PEO NEO | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,519)	(41,814)	(33,233)	(30,381)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,246	30,216	59,295	12,135
Non-PEO NEO | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,942)	18,655	(48,784)	(80,107)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,592	46,158	40,502	44,132
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,942	46,019	48,673	50,127
Non-PEO NEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,350)	139	(8,172)	(5,996)
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,163	37,549	42,297	25,050
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,123)	(3,900)	9,170	(6,763)
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,794)	$ (3,433)	$ 7,828	$ (6,153)